Note N - Employee Benefits	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note
N
- Employee Benefits

Th
e Bank has a profit-sharing plan for the benefit of its employees and their beneficiaries. Contributions to the plan are determined by the Board of Directors of Ohio Valley. Contributions charged to expense were
$340,
$290,
and
$288
for
2017,
2016
and
2015.

Ohio Valley maintains an Employee Stock Ownership Plan (ESOP) covering substantially all employees of the Company. Ohio Valley issues shares to the ESOP, purchased by the ESOP with subsidiary cash contributions, which are allocated to ESOP participants based on relative compensation. The total number of shares held by the ESOP, all of which have been allocated to participant accounts, were
361,584
and
350,170
at
December 31, 2017
and
2016.
  In addition, the subsidiaries made contributions to its ESOP Trust as follows:

	Years ended December 31
	201 7	201 6	201 5

Number of shares issued	15,118	24,572		----

Fair value of stock contributed	$428	$575	$	----

Cash contributed	250	----		674

Total expense	$678	$575		$674

Life insurance contracts with a cash surrender value of
$2
6,633
and annuity assets of
$2,042
at
December 31, 2017
have been purchased by the Company, the owner of the policies.  The purpose of these contracts was to replace a current group life insurance program for executive officers, implement a deferred compensation plan for directors and executive officers, implement a director retirement plan and implement supplemental retirement plans for certain officers.  Under the deferred compensation plan, Ohio Valley pays each participant the amount of fees deferred plus interest over the participant’s desired term, upon termination of service.  Under the director retirement plan, participants are eligible to receive ongoing compensation payments upon retirement subject to length of service.  The supplemental retirement plans provide payments to select executive officers upon retirement based upon a compensation formula determined by Ohio Valley’s Board of Directors.  The present value of payments expected to be provided are accrued during the service period of the covered individuals and amounted to
$6,740
and
$6,328
at
December 31, 2017
and
2016.
Expenses related to the plans for each of the last
three
years amounted to
$490,
$399,
and
$338.
In association with the split-dollar life insurance plan, the present value of the postretirement benefit totaled
$2,776
at
December 31, 2017
and
$3,007
at
December 31, 2016.

During
2017,
the Company
collected
$2,107
in proceeds on
two
BOLI policies and
recorded
$1,993
in proceeds expected to be received from the settlement of
two
other BOLI policies. This resulted in a
$3,586
reduction to BOLI assets and a net gain of
$514
that was recorded to income. The proceeds of
$1,993
had
not
yet been collected by year-end
2017
and, therefore, were recorded as other assets at
December 31, 2017.